Financial Risk Management (Details Narrative) (20-F)	12 Months Ended
	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 AUD ($)
Statement Line Items [Line Items]
Accrued net trade receivables	$ 16,529	$ 10,503
Currency Risk [Member]
Statement Line Items [Line Items]
Percentage of foreign exchange rate decrease	5.13%
Exchange rate	0.7023	0.7403
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ 11,851	$ 306,000
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	9,696	250,000
Interest Rate Risk [Member]
Statement Line Items [Line Items]
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	8,969	12,000
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ (8,969)	$ (12,000)